Earnings (loss) per share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) earnings per share
Profit (loss) attributable to equity holders of the parent	R$ (652,754)	R$ 43,793	R$ (360,789)
Weighted average number of ordinary shares outstanding (shares/thousand)	45,637	45,637	45,637
Basic profit (loss) per share	R$ (14.3032)	R$ 0.9596	R$ (7.9057)
Diluted
Profit (loss) attributable to equity holders of the parent	R$ (652,754)	R$ 43,793	R$ (360,789)
Weighted average number of ordinary shares outstanding (shares/thousand)	47,620	45,691	45,637
Basic profit (loss) per share	R$ (13.7076)	R$ 0.9585	R$ (7.9057)
Basic
Profit (loss) from continuing operations attributable to equity holders of the parent	R$ (681,356)	R$ 29,451	R$ (364,077)
Weighted average number of ordinary shares (shares/thousand)	45,637	45,637	45,637
Basic profit (loss) per share	R$ (14.9299)	R$ 0.6453	R$ (7.9777)
Diluted
Profit (loss) from continuing operations attributable to equity holders of the parent	R$ (681,356)	R$ 29,451	R$ (364,077)
Weighted average number of ordinary shares (shares/thousand)	47,620	45,691	45,637
Diluted profit (loss) per share	R$ (14.3082)	R$ 0.6446	R$ (7.9777)